Schedule of investments
Delaware Ivy VIP Energy
September 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.89%♦
Consumer Staples — 1.58%
Darling Ingredients †	27,914	$ 1,846,511
		1,846,511
Energy — 91.81%
Archaea Energy †	232,236	4,182,570
Chesapeake Energy	88,668	8,353,412
Chord Energy	9,362	1,280,441
ConocoPhillips	61,897	6,334,539
Coterra Energy	200,586	5,239,306
Denbury †	89,564	7,725,791
Devon Energy	87,179	5,242,073
Diamondback Energy	9,728	1,171,835
Enviva *	27,243	1,636,214
EOG Resources	50,407	5,631,974
EQT	171,225	6,977,419
Equinor	124,611	4,109,513
Equitrans Midstream	138,739	1,037,768
Kimbell Royalty Partners	144,120	2,447,157
Marathon Petroleum	38,605	3,834,635
Occidental Petroleum	90,782	5,578,554
Parex Resources	263,510	3,847,683
Peabody Energy †	60,384	1,498,731
Schlumberger	121,832	4,373,769
Shell	319,361	7,922,686
Sunrun *, †	74,978	2,068,643
Tourmaline Oil	118,731	6,170,557
Unit †	27,628	1,471,743
Valaris †	81,117	3,969,866
Valero Energy	45,142	4,823,423
		106,930,302
Industrials — 3.50%
Li-Cycle Holdings *, †	207,771	1,105,342
NuScale Power †	144,102	1,683,111
Scorpio Tankers	30,593	1,286,130
		4,074,583
Total Common Stocks (cost $108,276,833)		112,851,396

Master Limited Partnerships — 2.16%
Black Stone Minerals	85,474	1,337,668
Enterprise Products Partners	49,401	1,174,756
Total Master Limited Partnerships (cost $2,342,429)		2,512,424

Short-Term Investments — 0.78%
Money Market Mutual Funds — 0.78%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	227,160	227,160
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	227,160	$ 227,160
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	227,160	227,160
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	227,160	227,160
Total Short-Term Investments (cost $908,640)		908,640

Total Value of Securities Before Securities Lending Collateral—99.83% (cost $111,527,902)		116,272,460

Securities Lending Collateral — 2.95%
Money Market Mutual Fund — 2.95%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 2.98%)	3,437,315	3,437,315
Total Securities Lending Collateral (cost $3,437,315)		3,437,315

Total Value of Securities—102.78% (cost $114,965,217)		119,709,775■
Obligation to Return Securities Lending Collateral — (2.95%)		(3,441,643)
Receivables and Other Assets Net of Liabilities — 0.17%		198,277
Net Assets Applicable to 24,199,132 Shares Outstanding—100.00%		$116,470,737
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
*	Fully or partially on loan.
■	Includes $12,177,346 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $9,246,680.
NQ-IV073 [9/22] 11/22 (2605207)    1

Schedule of investments
Delaware Ivy VIP Energy   (Unaudited)
The following foreign currency exchange contracts were outstanding at September 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
BNYM	CAD	(56,960)	USD	41,510	10/3/22	$275
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represent the Portfolio's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets.
Summary of abbreviations:
BNYM – Bank of New York Mellon
Summary of currencies:
CAD – Canadian Dollar
USD – US Dollar
2    NQ-IV073 [9/22] 11/22 (2605207)